UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2018

SMD-QTLY-0119
1.810710.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,298,780
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	338,097
Maryland - 95.9%
Anne Arundel County Gen. Oblig.:
Series 2013:	$	$
5% 4/1/21	5,825,000	6,224,013
5% 4/1/32	2,675,000	2,953,227
Series 2014, 5% 4/1/25	2,140,000	2,431,404
Series 2015:
5% 4/1/30	6,795,000	7,748,743
5% 4/1/33	5,895,000	6,689,292
5% 4/1/33	2,585,000	2,933,303
Series 2018, 5% 10/1/35	6,400,000	7,401,856
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,652,115
Baltimore County Gen. Oblig.:
Series 2011, 5% 2/1/32	500,000	538,190
Series 2016, 5% 2/1/29	1,310,000	1,515,958
Series 2017, 5% 3/1/29	3,400,000	4,004,486
4% 8/1/24	3,000,000	3,089,370
Baltimore Gen. Oblig.:
Series 2013 B, 5% 10/15/24	1,875,000	2,067,675
Series 2017 A:
5% 10/15/34	2,000,000	2,297,480
5% 10/15/36	1,000,000	1,139,580
5% 10/15/37	1,000,000	1,137,100
Series 2017, 5% 9/1/38	1,650,000	1,716,231
5% 6/15/23	350,000	389,956
5% 6/15/24	500,000	564,190
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,650,686
Series 2014 D, 5% 7/1/28	2,750,000	3,116,960
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	238,070
Series 2014 A:
5% 7/1/28	2,825,000	3,185,075
5% 7/1/33	3,000,000	3,336,180
Series 2014 B, 5% 7/1/28	1,580,000	1,787,043
Series 2017 D, 5% 7/1/31	5,260,000	6,029,643
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,432,775
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,589,140
Howard County Gen. Oblig.:
Series 2015 A, 5% 2/15/21	3,180,000	3,386,827
Series 2017 E, 5% 2/15/27	1,850,000	2,201,389
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2018, 5% 10/1/21	5,000,000	5,405,550
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,096,439
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,111,070
5% 3/31/36 (a)	2,500,000	2,661,175
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	390,079
5% 7/1/28	305,000	339,108
5% 7/1/29	185,000	204,532
5% 7/1/30	250,000	274,845
5% 7/1/32	325,000	355,043
(Towson Unversity Proj.) Series 2017:
5% 7/1/31	300,000	328,656
5% 7/1/36	500,000	537,105
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	402,224
5% 7/1/29 (FSA Insured)	700,000	800,849
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	632,598
Maryland Gen. Oblig. Series 2014 2C, 5% 8/1/22	1,500,000	1,654,035
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	571,130
5% 7/1/30	850,000	960,271
5% 7/1/31	1,400,000	1,575,588
5% 7/1/32	290,000	325,377
Series 2012 A:
5% 7/1/23	400,000	438,012
5% 7/1/25	1,000,000	1,088,920
5% 7/1/25	1,120,000	1,205,445
5% 7/1/26	300,000	321,204
5% 10/1/30	750,000	810,840
Series 2012 B, 5% 7/1/25	1,135,000	1,247,785
Series 2012:
5% 7/1/23	850,000	929,246
5% 7/1/24	1,100,000	1,202,157
5% 7/1/26	1,080,000	1,152,176
5% 7/1/26	1,400,000	1,528,002
5% 7/1/27	300,000	326,568
5% 7/1/31	2,500,000	2,635,425
Series 2013 A:
5% 7/1/26	1,045,000	1,133,428
5% 7/1/27	1,185,000	1,283,165
5% 8/15/41	3,000,000	3,227,340
5% 7/1/43	3,495,000	3,724,132
Series 2013 B, 5% 8/15/38	2,000,000	2,171,360
Series 2014:
5% 7/1/27	3,495,000	3,893,570
5% 10/1/45	2,500,000	2,745,225
5.25% 7/1/25	2,500,000	2,805,250
Series 2015 A:
5% 5/15/29	2,000,000	2,300,180
5% 5/15/30	1,000,000	1,145,720
Series 2015:
5% 7/1/26	1,000,000	1,116,990
5% 7/1/27	1,000,000	1,112,400
5% 7/1/29	600,000	674,382
5% 8/15/29	2,000,000	2,228,100
5% 7/1/30	1,075,000	1,201,474
5% 7/1/31	2,200,000	2,448,556
5% 7/1/33	1,325,000	1,438,420
5% 7/1/34	1,200,000	1,298,112
5% 7/1/40	3,350,000	3,645,705
Series 2016 A:
4% 7/1/42	2,175,000	2,077,712
5% 7/1/35	1,500,000	1,622,475
5% 7/1/38	3,215,000	3,439,825
5.5% 1/1/31	1,500,000	1,713,450
Series 2016:
5% 6/1/26	300,000	338,487
5% 6/1/27	255,000	285,901
5% 6/1/28	310,000	345,597
5% 6/1/29	350,000	388,227
5% 7/1/31	500,000	563,050
5% 6/1/33	305,000	333,447
5% 6/1/36	250,000	270,245
Series 2017:
5% 6/1/27	290,000	325,142
5% 6/1/31	425,000	467,870
5% 6/1/33	970,000	1,060,472
5% 6/1/35	600,000	651,444
5% 6/1/42	1,000,000	1,068,850
Maryland Stadium Auth. Rev.:
(Construction and Revitalization Prog.) Series 2016, 5% 5/1/30	1,715,000	1,949,835
(Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,224,560
5% 5/1/41	1,000,000	1,100,540
Series 2018 A, (Construction and Revitalization Prog.) 5% 5/1/36	1,580,000	1,791,578
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,389,218
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2017, 5% 7/1/30	3,000,000	3,497,490
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,078,490
Series 2016, 5% 12/1/45	2,500,000	2,750,975
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
3.5% 11/1/26	1,825,000	1,776,893
5% 11/1/30	790,000	837,740
5% 11/1/32	525,000	552,337
Washington Suburban San. District Series 2016, 5% 6/1/36	5,000,000	5,673,650

TOTAL MARYLAND		200,128,420

TOTAL MUNICIPAL BONDS
(Cost $203,136,605)		202,765,297
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $203,136,605)		202,765,297
NET OTHER ASSETS (LIABILITIES) - 2.9%		5,976,558
NET ASSETS - 100%		$208,741,855

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2018

AZI-QTLY-0119
1.810709.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Arizona - 95.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	600,881
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	494,388
Series 2015 A, 5% 7/1/35	2,215,000	2,489,571
Series 2015 B, 5% 7/1/31	1,525,000	1,739,491
Series 2015 D:
5% 7/1/34	500,000	563,570
5% 7/1/35	900,000	1,011,564
5% 7/1/41	485,000	538,680
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,290,972
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,114,692
Series 2013 A, 5% 10/1/25	1,870,000	2,040,451
Series 2015, 5% 9/1/27	1,500,000	1,715,775
Series 2016, 5% 10/1/21	500,000	539,730
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	985,000	987,315
5% 7/1/32	470,000	470,992
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,381,144
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.42%, tender 1/1/37 (a)(b)	1,000,000	950,840
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,246,540
5% 12/1/42	2,020,000	2,166,652
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,055,510
Series 2012 A, 5% 1/1/43	2,000,000	2,128,320
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,735,005
Series 2017A, 5% 7/1/31	385,000	446,689
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,299,820
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	400,362
5% 7/1/28	500,000	569,355
5% 7/1/29	455,000	515,474
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	560,085
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	1,990,440
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	779,037
5% 7/1/27	1,300,000	1,454,375
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,095,390
Series 2017:
5% 7/1/30	1,310,000	1,509,579
5% 7/1/32	1,000,000	1,144,430
Glendale Indl. Dev. Auth.:
(Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,014,517
(Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	259,621
5% 7/1/33	435,000	449,068
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,139,350
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,145,970
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,021,200
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,357,120
5% 1/1/38	1,215,000	1,340,133
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	250,000	244,933
6% 1/1/48 (d)	250,000	247,273
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	782,715
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	549,701
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	458,084
Series 2010 C, 4% 7/1/29	650,000	692,751
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,129,980
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,455,700
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	406,081
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,242,420
5% 7/1/38	3,850,000	4,306,379
Series 2016, 5% 7/1/39	2,270,000	2,533,615
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,186,620
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,086,470
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	460,922
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	909,261
5% 6/1/41	1,250,000	1,319,125
Series 2013, 5% 8/1/27	1,000,000	1,100,180
Series 2014, 5% 6/1/29	500,000	557,945
Series 2015, 5% 6/1/30	1,000,000	1,130,450
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,209,670
5% 7/1/29 (c)	500,000	547,140
Series 2015 A, 5% 7/1/45	4,100,000	4,472,321
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,707,391
5% 7/1/42 (c)	1,000,000	1,096,010
Series 2017 D, 5% 7/1/31	2,000,000	2,302,400
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,555,620
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,139,740
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,159,140
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,590,120
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	412,023
5% 7/1/27 (c)	400,000	428,328
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,104,940
Series 2014, 5% 12/1/27	1,745,000	1,941,522
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,124,907
Series 2012 A:
5% 7/1/23	30,000	32,894
5% 7/1/25	1,600,000	1,749,744
5% 7/1/26	1,000,000	1,091,790
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	1,000,000	1,162,360
Series 2015 A:
5% 12/1/34	1,500,000	1,688,100
5% 12/1/45	1,035,000	1,144,762
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	1,903,671
5.5% 12/1/29	3,000,000	3,565,800
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	426,264
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	438,186
Series 2008 A, 5% 9/1/23	355,000	355,756
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,525,554
Series 2017, 5% 7/1/31	2,320,000	2,701,315
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,164,560
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,190,836
Series 2016:
5% 7/1/28	315,000	363,677
5% 7/1/29	500,000	574,820
5% 7/1/30	325,000	371,735
5% 7/1/31	375,000	427,444
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (d)	500,000	532,715
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	514,870
5% 7/1/28 (FSA Insured)	1,000,000	1,114,370
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	618,942
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,430,991
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,141,940
Series 2017, 5% 7/1/34	1,000,000	1,147,570
5% 7/1/27	1,000,000	1,153,690
5% 7/1/28	2,000,000	2,299,520
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,143,590
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,392,565
Series 2014, 5% 8/1/28	1,000,000	1,121,650
Series 2015 A 5% 6/1/30	2,500,000	2,854,825
5% 6/1/38	1,000,000	1,116,240
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,053,840
Series 2012 A, 5.25% 8/1/33	2,000,000	2,171,160
Series 2016, 5% 8/1/36	1,305,000	1,417,922
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,230,520

TOTAL ARIZONA		153,682,163

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	225,846
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	428,028

TOTAL GUAM		653,874

TOTAL MUNICIPAL BONDS
(Cost $152,507,522)		154,336,037
TOTAL INVESTMENT IN SECURITIES - 95.6%
(Cost $152,507,522)		154,336,037
NET OTHER ASSETS (LIABILITIES) - 4.4%		7,108,932
NET ASSETS - 100%		$161,444,969

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,024,921 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019